Operating lease obligation	12 Months Ended
Dec. 31, 2024
Operating Lease Obligation
Operating lease obligation

10 Operating lease obligation

	December 31, 2023	December 31, 2024	December 31, 2024
	S$’000	S$’000	US$’000

Current portion	49	76	56
Non-current portion	-	59	43
	49	135	99

The Company’s operating lease right-of-use assets is related to the office lease agreements with lease terms for two years. The Company’s lease agreement does not contain any material residual value guarantees or material restrictive convents. Upon adoption of ASU 2016-02, no right-of-use (“ROU”) assets nor lease liability was recorded for the lease with a lease term with one year or less.

For the years ended December 31, 2022, 2023 and 2024, rent expenses for the short term lease amounted to S$313,000, S$21,000, and S$6,000 (US$4,000) respectively.

For the years ended December 31, 2022, 2023 and 2024, total rental expenses for all operating leases amounted to nil, S$50,000, and S$60,000(US$45,000) respectively.

The Company’s commitment for minimum lease payments under the operating lease that is within twelve months as of December 31, as follow:

Twelve months ending December 31,	Minimum lease payment
S$’000

2025	81
2026	60
Total future lease payment	141
Amount representing interest	(6)
Present value of operating lease liabilities	135
Less: current portion	(76)
Non-current portion	59

RYDE GROUP LTD

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10	Operating lease obligation (continued)

The following summarizes other supplemental information about the Company’s operating leases as of December 31, 2024:

Weighted average discount rate	5%
Weighted average remaining lease term (years)	1.83